                              PILOT GROWTH FUND
                      PILOT DIVERSIFIED BOND INCOME FUND
                          CLASS A AND CLASS B SHARES


                 PROSPECTUS SUPPLEMENT DATED DECEMBER 4, 1996
     TO THE PROSPECTUS DATED MAY 10, 1996, AS SUPPLEMENTED AUGUST 5,1996


        Boatmen's Trust Company ("Boatmen's"), a wholly owned subsidiary of Boatmen's Bancshares, Inc. ("Bancshares"), currently provides investment advisory services to Pilot Growth Fund and Pilot Diversified Bond Income Fund (the "Funds"). On August 30, 1996, Bancshares and NationsBank Corporation ("NationsBank") announced that they have entered into an agreement pursuant to which Bancshares will merge into NationsBank. The proposed merger is subject to a number of conditions, including approval by the appropriate regulatory authorities and by the shareholders of both Bancshares and NationsBank. If the proposed merger is consummated, Boatmen's will become a wholly owned subsidiary of NationsBank.

        If NationsBank and Bancshares consummate the proposed merger, Boatmen's will be permitted to continue serving as a Fund's investment adviser only if shareholders of that Fund approve a new advisory agreement with Boatmen's. On October 22, 1996, the Board of Trustees approved a new advisory agreement with Boatmen's for each Fund with substantially the same terms and conditions as the Fund's existing agreement. A special meeting of shareholders will be held on December 18, 1996 to consider proposals to approve the new agreements.

                         PILOT GROWTH AND INCOME FUND
                           PILOT EQUITY INCOME FUND
                    PILOT U.S. GOVERNMENT SECURITIES FUND
              PILOT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND
                          PILOT MUNICIPAL BOND FUND
                    PILOT INTERMEDIATE MUNICIPAL BOND FUND
                          CLASS A AND CLASS B SHARES


                 PROSPECTUS SUPPLEMENT DATED DECEMBER 4, 1996
                  TO THE PROSPECTUS DATED DECEMBER 29, 1995


        Boatmen's Trust Company ("Boatmen's"), a wholly owned subsidiary of Boatmen's Bancshares, Inc. ("Bancshares"), currently provides investment advisory services to Pilot Growth and Income Fund, Pilot Equity Income Fund, Pilot U.S. Government Securities Fund, Pilot Intermediate U.S. Government Securities Fund, Pilot Municipal Bond Fund, and Pilot Intermediate Municipal Bond Fund (the "Funds"). On August 30, 1996, Bancshares and NationsBank Corporation ("NationsBank") announced that they have entered into an agreement pursuant to which Bancshares will merge into NationsBank. The proposed merger is subject to a number of conditions, including approval by the appropriate regulatory authorities and by the shareholders of both Bancshares and NationsBank. If the proposed merger is consummated, Boatmen's will become a wholly owned subsidiary of NationsBank.

        If NationsBank and Bancshares consummate the proposed merger, Boatmen's will be permitted to continue serving as a Fund's investment adviser only if shareholders of that Fund approve a new advisory agreement with Boatmen's. On October 22, 1996, the Board of Trustees approved a new advisory agreement with Boatmen's for each Fund with substantially the same terms and conditions as the Fund's existing agreement. A special meeting of shareholders will be held on December 18, 1996 to consider proposals to approve the new agreements.

                    PILOT SMALL CAPITALIZATION EQUITY FUND
                          CLASS A AND CLASS B SHARES


                 PROSPECTUS SUPPLEMENT DATED DECEMBER 4, 1996
                    TO THE PROSPECTUS DATED JULY 15, 1996


        Boatmen's Trust Company ("Boatmen's"), a wholly owned subsidiary of Boatmen's Bancshares Inc. ("Bancshares"), currently provides investment advisory services to Pilot Small Capitalization Equity Fund (the "Fund"). On August 30, 1996, Bancshares and NationsBank Corporation ("NationsBank") announced that they have entered into an agreement pursuant to which Bancshares will merge into NationsBank. The proposed merger is subject to a number of conditions, including approval by the appropriate regulatory authorities and by the shareholders of both Bancshares and NationsBank. If the proposed merger is consummated, Boatmen's will become a wholly owned subsidiary of NationsBank.

        If NationsBank and Bancshares consummate the proposed merger, Boatmen's will be permitted to continue serving as the Fund's investment adviser only if shareholders of the Fund approve a new advisory agreement with Boatmen's. On October 22, 1996, the Board of Trustees approved a new advisory agreement with Boatmen's with substantially the same terms and conditions as the existing agreement. A special meeting of shareholders will be held on December 18, 1996 to consider a proposal to approve the new agreement.

                       PILOT INTERNATIONAL EQUITY FUND
                          CLASS A AND CLASS B SHARES


                 PROSPECTUS SUPPLEMENT DATED DECEMBER 4, 1996
     TO THE PROSPECTUS DATED APRIL 5, 1996, AS SUPPLEMENTED JULY 1, 1996


        Boatmen's Trust Company ("Boatmen's"), a wholly owned subsidiary of Boatmen's Bancshares Inc. ("Bancshares"), currently provides investment advisory services to Pilot International Equity Fund, Class A and Class B Shares (the "Fund"). On August 30, 1996, Bancshares and NationsBank Corporation ("NationsBank") announced that they have entered into an agreement pursuant to which Bancshares will merge into NationsBank. The proposed merger is subject to a number of conditions, including approval by the appropriate regulatory authorities and by the shareholders of both Bancshares and NationsBank. If the proposed merger is consummated, Boatmen's will become a wholly owned subsidiary of NationsBank.

        If NationsBank and Bancshares consummate the proposed merger, Boatmen's will be permitted to continue serving as the Fund's investment adviser only if shareholders of the Fund approve a new advisory agreement with Boatmen's. Should the merger take place, shareholders must also approve a new investment management agreement among the Fund, Boatmen's and Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson") to permit Kleinwort Benson to continue serving as the Fund's investment manager. On October 22, 1996, the Board of Trustees approved new advisory and investment management agreements for the Fund with substantially the same terms and conditions as the existing agreements. A special meeting of shareholders will be held on December 18, 1996 to consider proposals to approve the new advisory and investment management agreements.